SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details)	6 Months Ended		12 Months Ended					12 Months Ended			1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Nov. 30, 2011 CNY	Dec. 31, 2014 ADS [Member] USD ($)	Dec. 31, 2013 ADS [Member] USD ($)	Dec. 31, 2012 ADS [Member] USD ($)	Dec. 31, 2014 Beijing Jiuyou Technology Co., Ltd. ("Jiuyou'''') [Member] CNY	Dec. 31, 2014 Beijing Jiuyou Technology Co., Ltd. ("Jiuyou'''') [Member] CNY	Dec. 31, 2013 Beijing Jiuyou Technology Co., Ltd. ("Jiuyou'''') [Member] CNY	Dec. 31, 2012 First 2012 Affiliate Company [Member] CNY	Dec. 31, 2014 2013 Affiliate Company [Member] CNY	Dec. 31, 2014 2013 Affiliate Company [Member] CNY	Dec. 31, 2013 2013 Affiliate Company [Member] CNY	Dec. 31, 2014 Minimum [Member] Leasehold improvements [Member]	Dec. 31, 2014 Maximum [Member] Leasehold improvements [Member]
Summary Of Accounting Policies [Line Items]
Renminbi exchange rate to USD	1.00	6.2046	1.00	6.2046
Virtual cash expiration period	1 year	1 year
Restricted cash	$ 19,974,954	123,936,600	$ 19,974,954	123,936,600	103,440,000
Short-term investments (note 2(l))	210,591,254	1,306,634,495	210,591,254	1,306,634,495	1,485,800,264
Estimated useful life																		1 year	10 years
Impairment of investment in non-consolidated affiliate				35,085,293							31,672,147	31,672,147		4,812,242	3,413,146	3,413,146
Employee loan program, maximum amount							100,000,000
Payments to fund employee loans				4,999,000	8,518,187	11,310,806
Employee loans, current		3,432,785		3,432,785	3,267,078
Employee loans, noncurrent		7,632,434		7,632,434	9,376,665
Contributions to employee benefit plans				87,117,949	65,418,062	49,425,246
Advertising expenses				388,847,145	409,924,042	230,497,404
Prepaid marketing expenses		40,535,603		40,535,603	19,455,308
Repurchase of ADSs								53,252		158,233
Value of ADSs repurchased								700,000		2,000,000
Previously purchased ADSs reissued, shares								563,811	757,178	350,874
Other operating income			$ 4,835,122	30,000,000